Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended	60 Months Ended	69 Months Ended	96 Months Ended	98 Months Ended	114 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000192839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000215652
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000195231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000171473
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000234237
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Without Sales Load [Member] | C000192839
Average Annual Return [Line Items]
Average Annual Return, Percent	13.90%		3.52%			3.65%
Without Sales Load [Member] | C000215652
Average Annual Return [Line Items]
Average Annual Return, Percent	28.45%		7.56%	7.20%
Without Sales Load [Member] | C000195231
Average Annual Return [Line Items]
Average Annual Return, Percent	22.54%		12.35%		6.32%
Without Sales Load [Member] | C000171473
Average Annual Return [Line Items]
Average Annual Return, Percent	4.75%		3.41%				2.55%
Without Sales Load [Member] | C000234237
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%	6.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)			1.60%
MSCI Emerging Markets Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index - USD Net Returns
Average Annual Return, Percent	27.91%		7.46%	7.50%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return, Percent	24.93%		11.18%		6.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)				1.72%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	13.07%
JPMorgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent	12.76%		2.71%			2.90%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.03%		12.33%		7.17%
MSCI World ex-USA Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index - USD Net Returns
Average Annual Return, Percent	23.59%		12.74%		7.43%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.87%	4.88%
S&P SmallCap 600 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Value Index
Average Annual Return, Percent	6.12%	3.95%